Severance Indemnities And Pension Plans (Components Of Net Periodic Costs Of Pension Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	¥ 19,361	¥ 20,002
Interest costs on projected benefit obligation	13,550	16,073
Expected return on plan assets	(24,328)	(28,002)
Amortization of net actuarial loss	22,584	14,018
Amortization of prior service cost	(6,155)	(5,270)
Loss on settlement and curtailment	2,472	3,151
Net periodic benefit cost	27,484	19,972
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	3,957	3,036
Interest costs on projected benefit obligation	5,359	5,458
Expected return on plan assets	(7,054)	(7,315)
Amortization of net actuarial loss	3,621	1,922
Amortization of prior service cost	14	15
Loss on settlement and curtailment	85
Net periodic benefit cost	5,982	3,116
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	545	536
Interest costs on projected benefit obligation	559	618
Expected return on plan assets	(514)	(566)
Amortization of net actuarial loss	329	250
Amortization of prior service cost	(28)	(29)
Amortization of net obligation at transition	52	54
Loss on settlement and curtailment	14
Net periodic benefit cost	¥ 957	¥ 863